Supplemental Oil and Gas Disclosures - Proved Reserves - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2015 MMBoe	Dec. 31, 2014 MMBoe Mcfe	Dec. 31, 2013 MMBoe
Reserve Quantities [Line Items]
Computation Of Oil Natural Gas And Ngl Reserves	Natural gas reserves are computed at 14.73 pounds per square inch absolute and 60 degrees Fahrenheit
Revisions	209
All products
Reserve Quantities [Line Items]
Revisions	(150.0)	(54.1)	29.5
Purchases	94.7	6.0
Divestitures	(63.4)	(62.7)	0.0
Extensions and discoveries	41.6	115.2	88.9
Powder River Basin
Reserve Quantities [Line Items]
Divestitures	28
Piceance Basin [Member]
Reserve Quantities [Line Items]
Divestitures	35
Proved Developed Reserves [Member]
Reserve Quantities [Line Items]
Revisions	42	16	22
Purchases	53.4
Extensions and discoveries	20.9	31	21
Proved Undeveloped Reserves [Member] [Member]
Reserve Quantities [Line Items]
Revisions	108	70	7
Purchases	41.3
Extensions and discoveries	20.7	84	68
Other Property
Reserve Quantities [Line Items]
Revisions	59